Convertible Promissory Notes and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Promissory Notes and Fair Value Measurements [Abstract]
Assets and liabilities carried at fair value measured on a recurring and non-recurring basis

	Carrying Value at December 31,	Fair Value Measurements at December 31, 2013
	2013	(Level 1)	(Level 2)	(Level 3)

Warrant derivative liability (29,940,000 warrants - See Note 12)	$5,406,000	$-	$-	$5,406,000

Summary of activity level three liablities
Balance at December 31, 2012	$-
Reclassification of warrant liability	5,771,255
Change in fair value	(365,255)
Balance December 31, 2013	$5,406,000

Summary of activity liabilities
Assumptions	December 31, 2013
Expected term	1.0
Expected Volatility	116%
Risk free rate	1.2%
Dividend Yield	0.00%